MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2025 property	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Statement [Line Items]
Number of investments properties acquired | property	2	2
Allowance for expected credit losses | $		$ 1,149,557	$ 870,854
Alas
Statement [Line Items]
Proportion of ownership interest in joint operation		50.00%
No individual
Statement [Line Items]
Concentration of credit risk		10.00%	10.00%	10.00%